SHARE CAPITAL (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 07, 2017	Oct. 12, 2016	Aug. 29, 2016	Jun. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Capital [Line Items]
Preferred stock, shares authorized					1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued					0		0	0
Preferred stock, shares outstanding					0		0	0
Common stock, shares issued					8,126,583		6,585,333	5,520,000
Par value of shares					$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding					8,126,583		6,585,333	5,520,000
Restricted common shares issued			40,000	25,333
Proceed from share issuance					$ 750,000		$ 375,000	$ 7,500
Shares issued price per share		$ 0.375	$ 0.375	$ 0.375	$ 0.75		$ 0.375	$ 0.375
Number of shares issued for cash to consultants		1,000,000
Gain (Loss) on Extinguishment of Debt					$ (266,250)
Value of restricted common shares				$ 250,000
Value of unrestricted common shares issued					$ 750,000		$ 375,000	$ 7,500
Notes Payable
Share Capital [Line Items]
Restricted common shares issued					306,250
Value of restricted common shares					$ 398,750
Trademarks | Unaffiliated Party
Share Capital [Line Items]
Restricted common shares issued	10,000
Shares issued price per share	$ 0.63
IPO
Share Capital [Line Items]
Common stock, shares issued					1,000,000
Par value of shares					$ 0.001
Proceed from share issuance					$ 750,000
Shares issued price per share					$ 0.75
Number of shares issued for cash to consultants					225,000
Value of restricted common shares					$ 242,000